Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net loss before non-controlling interests	$ (30,102)	$ (87,341)	$ (39,847)	$ (154,836)	$ (62,405)	$ (28,958)
Other comprehensive income (loss), net of tax effects:
Change in fair value of interest rate swap agreement			318	318	563	179
Foreign currency translation adjustment	928	(3,981)	1,969	708	(1,734)	1,709
Total other comprehensive (loss) income	928	(3,981)	2,287	1,026	(1,171)	1,888
Comprehensive loss before non-controlling interests	(29,174)	(91,322)	(37,560)	(153,810)	(63,576)	(27,070)
Comprehensive (loss) income attributable to non-controlling interests			3,556	(1,319)	6,141	(5,300)
Comprehensive (loss) income	$ (29,174)	$ (91,322)	$ (41,116)	$ (152,491)	$ (69,717)	$ (21,770)